Other Liabilities - Summary of Other Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Due to customers for contract work	₩ 452,839	₩ 624,632
Advances received	253,171	910,659
Unearned revenue	87,969	69,062
Withholdings	307,753	297,442
Firm commitment liability	10,384	20,136
Others	22,723	21,929
Other current liabilities	1,134,843	1,943,860
Non-current
Advances received	90,084	2
Unearned revenue	4,317	8,889
Others	90,651	105,583
Other non-current liabilities	₩ 185,052	₩ 114,474